Basis of Presentation	12 Months Ended
Dec. 31, 2014
Basis of Presentation [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
Basis of Presentation
TimkenSteel Corporation (TimkenSteel) became an independent company as a result of the distribution on June 30, 2014 by The Timken Company (Timken) of 100 percent of the outstanding common shares of TimkenSteel to Timken shareholders. Each Timken shareholder of record as of the close of business on June 23, 2014 received one TimkenSteel common share for every two Timken common shares held as of the Record Date.
On July 1, 2014, TimkenSteel common shares began regular-way trading on the New York Stock Exchange under the ticker symbol “TMST.”
TimkenSteel manufactures alloy steel, as well as carbon and micro-alloy steel, with an annual melt capacity of approximately two million tons. TimkenSteel’s portfolio includes special bar quality (SBQ) bars, seamless mechanical tubing and precision steel components. In addition, TimkenSteel supplies machining and thermal treatment services and manages raw material recycling programs, which are used as a feeder system for TimkenSteel’s operations.
Prior to the spinoff on June 30, 2014, TimkenSteel operated as a reportable segment of Timken. The accompanying Consolidated Financial Statements for periods prior to the separation have been prepared from Timken’s historical accounting records and are presented on a stand-alone basis as if the operations had been conducted independently from Timken. Accordingly, Timken and its subsidiaries’ net investment in these operations is shown as net parent investment in lieu of stockholder’s equity in the Consolidated Financial Statements. The Consolidated Financial Statements for periods prior to the separation include the historical results of operations, assets and liabilities of the legal entities that are considered to comprise TimkenSteel. The historical results of operations, financial position, and cash flows of TimkenSteel presented in the Consolidated Financial Statements for periods prior to the separation may not be indicative of what they would have been had TimkenSteel actually been a separate stand-alone entity during such periods, nor are they necessarily indicative of TimkenSteel’s future results of operations, financial position and cash flows.